Operating Leases	12 Months Ended
Sep. 30, 2025
Operating Leases [Abstract]
Operating leases

Note 6 — Operating leases

As of September 30, 2025 and 2024, the remaining lease term was an average of 2.1 years and 2.7 year, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on long-term interest rates published by local government agencies, such as central banks and monetary authorities, in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 4.7% per annum and 5.0% per annum as of September 30, 2025 and 2024, respectively. The interest expense for the years ended September 30, 2025, 2024 and 2023 was $7,775, $17,134 and $20,482, respectively. The amortization expense for the years ended September 30, 2025, 2024 and 2023 was $70,324, $109,418 and $92,582, respectively.

Supplemental balance sheet information related to the operating leases from the Company’s operations was as follows:

	As of September 30, 2025	As of September 30, 2024
Right-of-use assets	$133,890	$271,931

Lease liabilities, current	69,319	98,957
Lease liabilities, non-current	72,542	204,018
Total lease liabilities	$141,861	$302,975

The following table presents maturity of lease liabilities as of September 30, 2025:

Twelve months ending September 30,	As of September 30, 2025
2025	$74,344
2026	74,344
Total future minimum lease payments	148,688
Less: imputed interest	(6,827)
Total	$141,861